UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	3/31/2008

Item 1.	Schedule of Investments

VCA-11

Schedule of Investments as of March 31, 2008 (Unaudited)

SHORT TERM - 99.7% INVESTMENTS	Principal Amount (ooo)	Value
Certificates of Deposit - 24.4%
Banco Bilbao Vizcaya Argentaria
4.60%, 6/30/2008	$2,000	$2,000,000
Banco Santander Totta SA
2.88%, 7/3/2008	1,000	1,000,450
Royal Bank Of Scotland PLC
4.90%, 6/12/2008	1,000	1,004,099
Barclays Bank PLC
5.20%, 4/11/2008	1,000	1,000,000
5.37%, 6/4/2008	1,000	1,000,000
Branch Banking & Trust Co.
2.935%, 6/11/2008	1,000	1,000,000
M & I Bank
3.00%, 5/20/2008	2,000	2,000,000
Nordea Bank of Finland PLC NY
3.027%, 5/28/2008	600	599,905
3.082%, 12/1/2008	1,300	1,296,228
Regions Bank
3.00%, 5/27/2008	1,000	1,000,000
State Street Bank & Trust Co.
3.01%, 4/30/2008	2,000	2,000,000

		13,900,682

Commercial Paper(a) - 25.0%
Citigroup Funding Inc.
4.90%, 4/21/2008	2,000	1,994,556
ING American Insurance Holdings Inc., 144A
2.80%, 6/9/2008	2,574	2,560,186
Long Lane Master Trust IV, 144A
3.05%, 4/10/2008	702	701,465
Nestle Finance France SA
2.44%, 6/19/2008	2,000	1,989,291
San Paolo IMI US Financial Co.
3.00%, 5/28/2008	1,974	1,964,623
Swedbank Mortgage AB, 144A
3.89%, 4/22/2008	1,800	1,795,915
3.13%, 5/21/2008	1,000	995,653
Swiss Re Financial Products, 144A
2.94%, 5/12/2008	1,250	1,245,815
Tulip Funding Corp., 144A
3.00%, 4/15/2008	1,000	998,833

		14,246,337

Other Corporate Obligations - 38.2%
Caja Madrid, 144A
4.044%, 8/12/2008	1,000	1,000,000
Fortis Bank NY
2.649%, 6/30/2008	2,000	1,999,381
General Electric Capital Co., MTN
2.606%, 10/24/2008	2,000	1,999,449
3.244%, 10/26/2008	750	749,870
Genworth Life Insurance Co.
2.679%, 8/22/2008(b)	1,000	1,000,000
(cost: $1,000,000, purchase date 6/25/2007)
Goldman Sachs Group, MTN
3.095%, 11/14/2008	1,487	1,480,680
Irish Life & Permanent PLC, MTN, 144A
2.649%, 8/20/2008	2,000	1,999,961
JP Morgan Chase & Co., MTN
3.00%, 8/11/2008	2,000	2,000,000
Merrill Lynch & Co., MTN
2.958%, 8/14/2008 (d)	500	500,000
2.739%, 8/22/2008 (d)	1,000	999,323
Morgan Stanley, MTN
3.269%, 10/31/2008 (d)	2,000	2,000,000

National City Bank, MTN
3.996%, 4/18/2008	1,000	1,000,020
Paccar Financial Corp., MTN
2.89%, 8/12/2008 (d)	1,000	1,000,000
Royal Bank of Canada, MTN
3.118%, 9/9/2008 (d)	1,000	1,000,000
Skandinaviska Enskilda Banken AB, 144A
2.795%, 8/19/2008 (d)	2,000	2,000,000
Wal Mart Stores
2.70%, 6/16/2008	1,000	999,905

		21,728,589

US Government Agency - 10.6%
Federal Home Loan Bank
2.717%, 2/17/2009	3,000	3,000,000
2.717%, 2/19/2009	1,000	1,000,000
2.717%, 2/27/2009	1,000	1,000,000
2.717%, 3/27/2009	1,000	1,000,000

		6,000,000

Repurchase Agreements (c) - 1.5%
Barclays Capital, Inc.
2.75%, dated 3/31/2008, due 4/1/2008 in the amount of $833,064 (cost $833,000; the value of the collateral including accrued interest was $849,660)	833	833,000

TOTAL INVESTMENTS - 99.7%
(Cost: $56,708,608)		56,708,608
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.3%		175,846

Net Assets - 100%		$56,884,454

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be illiquid.
MTN	Medium Term Note

(a)	Percentage quoted represents yield-to-maturity as of the purchase date.
(b)	Indicates a security that has been deemed illiquid. The aggregate cost of the illiquid securities is $1,000,000. The aggregate value of $1,000,000 represents 1.8% of net assets.
(c)	Repurchase agreement is collateralized by federal agency obligations.
(d)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted. The interest rate given is as of March 31, 2008.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$56,708,608	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$56,708,608	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and March 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

VARIABLE CONTRACT ANNUITY 11

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities of VCA-11 are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Accounts’ Committee Members. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 21, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 21, 2008

*	Print the name and title of each signing officer under his or her signature.